Property, Plant And Equipment - Schedule of Jointly-Owned Utility Plants (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Jointly Owned Facilities [Line Items]
Cost	$ 2,515
Accumulated Depreciation	(1,156)
Net Book Value	1,359
Transmission Facilities
Jointly Owned Facilities [Line Items]
Cost	958
Accumulated Depreciation	(290)
Net Book Value	$ 668
Transmission Facilities | Minimum
Jointly Owned Facilities [Line Items]
Ownership (percent)	1.00%
Transmission Facilities | Maximum
Jointly Owned Facilities [Line Items]
Ownership (percent)	80.00%
Springerville Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	86.00%
Cost	$ 504
Accumulated Depreciation	(262)
Net Book Value	$ 242
San Juan Unit 1 ("San Juan")
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 361
Accumulated Depreciation	(340)
Net Book Value	$ 21
Springerville Coal Handling Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	83.00%
Cost	$ 264
Accumulated Depreciation	(120)
Net Book Value	$ 144
Four Corners Units 4 and 5 ("Four Corners")
Jointly Owned Facilities [Line Items]
Ownership (percent)	7.00%
Cost	$ 243
Accumulated Depreciation	(102)
Net Book Value	$ 141
Gila River Common Facilities
Jointly Owned Facilities [Line Items]
Ownership (percent)	50.00%
Cost	$ 109
Accumulated Depreciation	(38)
Net Book Value	$ 71
Luna Energy Facility ("Luna")
Jointly Owned Facilities [Line Items]
Ownership (percent)	33.30%
Cost	$ 76
Accumulated Depreciation	(4)
Net Book Value	$ 72